Loans and Borrowings - Summary of Convertible Bonds (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current convertible loans	€ 415	€ 415
Non-current convertible loans	52,206	49,861
OCEANE
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	€ 52,622	€ 50,276